Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 24.1%
1,401,664	(1),(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.563%, 01/25/2045	$1,406,525	0.1
763,438	(1),(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.563%, 04/25/2045	765,334	0.1
642,080	(1),(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.541%, 06/25/2045	646,651	0.0
659,777	(1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.686%, 12/25/2045	661,399	0.0
646,000	(1),(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.686%, 12/25/2045	647,981	0.0
1,415,887	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.780%, 03/25/2046	1,428,241	0.1
998,319	(1),(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.780%, 03/25/2046	1,006,301	0.1
460,267		Alternative Loan Trust 2004-32CB 2A2, 0.502%, (US0001M + 0.400%), 02/25/2035	428,937	0.0
641,015		Alternative Loan Trust 2004-J7 MI, 1.112%, (US0001M + 1.020%), 10/25/2034	636,209	0.0
326,240		Alternative Loan Trust 2005-31 1A1, 0.662%, (US0001M + 0.560%), 08/25/2035	313,255	0.0
250,305		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	216,970	0.0
480,627		Alternative Loan Trust 2005-J2 1A12, 0.502%, (US0001M + 0.400%), 04/25/2035	401,301	0.0
296,260		Alternative Loan Trust 2006-19CB A12, 0.502%, (US0001M + 0.400%), 08/25/2036	149,089	0.0
668,658		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	429,065	0.0
420,938		Alternative Loan Trust 2007-18CB 1A7, 0.572%, (US0001M + 0.470%), 08/25/2037	154,106	0.0
1,133,495		Alternative Loan Trust 2007-OA4 A1, 0.442%, (US0001M + 0.170%), 05/25/2047	1,091,954	0.1
1,177,634	(1),(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,184,981	0.1
1,993,118	(1),(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.507%, 11/25/2051	2,048,494	0.1
2,547,703	(1),(2)	Bayview MSR Opportunity Master Fund Trust 2021-6 B3A, 3.396%, 10/25/2051	2,582,914	0.2
190,927	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 2.747%, 01/25/2036	191,418	0.0
155,062	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.603%, 05/25/2035	156,249	0.0
284,087	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.631%, 09/25/2035	262,709	0.0
1,577,167	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 2.895%, 11/25/2035	1,181,618	0.1
245,280	(2)	Bellemeade Re 2020-4 M2A Ltd., 2.702%, (US0001M + 2.600%), 06/25/2030	245,301	0.0
131,583	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 2.845%, 09/25/2036	124,837	0.0
71,535	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 2.326%, 02/25/2037	71,694	0.0
255,375	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.673%, 11/25/2034	257,618	0.0
470,011		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	343,514	0.0
385,262		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	267,600	0.0
787,816	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	801,881	0.1
111,537	(1),(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	112,608	0.0
383,555	(1),(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	388,303	0.0
922,289	(1),(2)	CIM Trust 2019-J1 B3, 3.983%, 08/25/2049	933,417	0.1
500,000	(1),(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	512,346	0.0
1,298,338	(1),(2)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	1,310,188	0.1
969,872	(1),(2)	CIM Trust 2020-J1 B3, 3.459%, 07/25/2050	971,576	0.1
974,232	(1),(2)	CIM Trust 2020-J2 B2, 2.769%, 01/25/2051	960,297	0.1
1,285,012	(1),(2)	CIM Trust 2020-J2 B3, 2.769%, 01/25/2051	1,223,765	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,294,173	(1),(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	$1,284,093	0.1
283,631	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.773%, 03/25/2036	248,767	0.0
248,722	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.153%, 09/25/2037	247,575	0.0
758,059	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 2.833%, 08/25/2036	773,690	0.1
1,541,095	(1),(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.861%, 09/25/2051	1,516,018	0.1
666,222		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	675,795	0.0
163,475		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	169,441	0.0
1,879,656	(1),(2)	COLT 2020-1R A3 Mortgage Loan Trust, 1.769%, 09/25/2065	1,866,641	0.1
1,100,000	(1),(2)	COLT 2021-1R M1 Mortgage Pass-Through Certificates, 2.695%, 05/25/2065	1,099,579	0.1
1,523,726	(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.103%, (US0001M + 2.000%), 01/25/2040	1,528,808	0.1
1,000,512	(2),(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	1,006,876	0.1
1,000,000	(1),(2)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	979,505	0.1
244,412	(1),(2)	CSMC Trust 2013-IVR3 B3, 3.378%, 05/25/2043	245,342	0.0
309,356	(1),(2)	CSMC Trust 2013-IVR5 B3, 3.626%, 10/25/2043	310,673	0.0
427,105	(1),(2)	CSMC Trust 2014-IVR1 B3, 3.683%, 11/25/2043	429,540	0.0
411,970	(1),(2)	CSMC Trust 2014-IVR2 B3, 3.805%, 04/25/2044	416,453	0.0
497,822	(1),(2)	CSMC Trust 2014-IVR3 B3, 4.052%, 07/25/2044	500,989	0.0
3,500,000	(1),(2)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,486,736	0.2
2,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	1,997,166	0.1
375,868	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.098%, 06/27/2037	380,004	0.0
1,000,000	(2)	Eagle RE 2021-2 M1C Ltd., 3.500%, (SOFR30A + 3.450%), 04/25/2034	1,002,357	0.1
3,900,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.753%, (US0001M + 3.650%), 02/25/2040	4,055,982	0.3
1,012,360		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.353%, (US0001M + 4.250%), 04/25/2029	1,046,173	0.1
556,218		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.653%, (US0001M + 5.550%), 04/25/2028	580,100	0.0
2,032,903		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.453%, (US0001M + 4.350%), 05/25/2029	2,112,501	0.1
2,345,546		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.653%, (US0001M + 3.550%), 07/25/2029	2,404,081	0.2
2,264,062		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.103%, (US0001M + 3.000%), 10/25/2029	2,318,812	0.2
1,751,448		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.953%, (US0001M + 2.850%), 11/25/2029	1,797,244	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,517,228		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.502%, (US0001M + 2.400%), 05/25/2030	$2,559,916	0.2
1,660,515		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.602%, (US0001M + 2.500%), 05/25/2030	1,682,079	0.1
1,502,752		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.903%, (US0001M + 2.800%), 02/25/2030	1,536,364	0.1
2,682,355		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.203%, (US0001M + 2.100%), 03/25/2031	2,706,125	0.2
319,926	(2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.202%, (US0001M + 2.100%), 06/25/2039	320,198	0.0
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 3.350%, (SOFR30A + 3.300%), 11/25/2041	1,009,238	0.1
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.203%, (US0001M + 4.100%), 07/25/2039	1,018,389	0.1
424,374	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.202%, (US0001M + 2.100%), 09/25/2039	425,177	0.0
1,079,893	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.153%, (US0001M + 2.050%), 01/25/2040	1,084,988	0.1
5,100,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.753%, (US0001M + 3.650%), 02/25/2040	5,308,728	0.4
1,307,550	(1),(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	1,300,595	0.1
922,819	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.043%, 04/25/2048	916,967	0.1
1,424,122	(1),(2)	Flagstar Mortgage Trust 2018-4 B3, 4.262%, 07/25/2048	1,442,333	0.1
2,014,099	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.506%, 09/25/2048	2,002,589	0.1
933,750	(1),(2)	Flagstar Mortgage Trust 2018-5 B3, 4.506%, 09/25/2048	926,931	0.1
935,446	(1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.942%, 10/25/2048	951,771	0.1
434,639	(1),(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	438,697	0.0
958,406	(1),(2)	Flagstar Mortgage Trust 2019-2 B2, 4.065%, 12/25/2049	957,754	0.1
4,839,237	(1),(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.254%, 03/25/2050	4,964,244	0.3
2,411,900	(1),(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.254%, 03/25/2050	2,458,471	0.2
2,095,924	(2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.953%, (US0001M + 1.850%), 02/25/2050	2,104,947	0.1
322,638	(2)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.103%, (US0001M + 3.000%), 06/25/2050	323,214	0.0
728,545	(2)	Freddie Mac STACR REMIC Trust 2020-DNA4 M2, 3.853%, (US0001M + 3.750%), 08/25/2050	732,402	0.1
2,125,395	(2)	Freddie Mac STACR REMIC Trust 2020-DNA5 M2, 2.850%, (SOFR30A + 2.800%), 10/25/2050	2,143,353	0.1

3,000,000	(2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.050%, (SOFR30A + 2.000%), 12/25/2050	3,018,668	0.2
1,791,694	(2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.203%, (US0001M + 3.100%), 03/25/2050	1,814,420	0.1
444,135	(2)	Freddie Mac STACR REMIC Trust 2020-HQA4 M2, 3.253%, (US0001M + 3.150%), 09/25/2050	445,674	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 1.700%, (SOFR30A + 1.650%), 01/25/2034	$1,004,950	0.1
3,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 3.450%, (SOFR30A + 3.400%), 10/25/2041	3,024,288	0.2
2,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.300%, (SOFR30A + 2.250%), 08/25/2033	2,015,581	0.1
2,500,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 2.150%, (SOFR30A + 2.100%), 09/25/2041	2,502,103	0.2
5,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 3.800%, (SOFR30A + 3.750%), 12/25/2041	5,039,280	0.3
2,200,000	(2)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.203%, (US0001M + 2.100%), 09/25/2048	2,226,100	0.2
3,600,000	(2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.403%, (US0001M + 2.300%), 10/25/2048	3,645,859	0.2
1,852,947		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.103%, (US0001M + 5.000%), 12/25/2028	1,932,377	0.1
626,830		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.453%, (US0001M + 6.350%), 09/25/2028	657,825	0.0
872,513		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.903%, (US0001M + 1.800%), 07/25/2030	878,029	0.1
763,323		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.403%, (US0001M + 2.300%), 09/25/2030	772,776	0.1
2,666,151	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.153%, (US0001M + 2.050%), 04/25/2049	2,679,569	0.2
1,600,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.350%, (SOFR30A + 2.300%), 08/25/2033	1,630,845	0.1
2,000,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 3.700%, (SOFR30A + 3.650%), 11/25/2041	2,034,963	0.1
1,336,809	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	1,353,358	0.1
101,258	(1),(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	102,388	0.0
964,486	(1),(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	977,109	0.1
205,942	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	206,849	0.0
350,102	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	351,433	0.0
823,810	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	826,449	0.1
2,149,525	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.687%, 05/25/2050	2,174,303	0.1
948,594	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.263%, 08/25/2049	951,782	0.1
164,676	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	165,006	0.0
951,315	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.401%, 11/25/2049	959,864	0.1
199,025	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	200,416	0.0
936,120	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.004%, 03/25/2050	950,108	0.1
3,544,463	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.004%, 03/25/2050	3,590,296	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,030,348	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 4.004%, 03/25/2050	$3,063,122	0.2
1,276,304	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.651%, 08/25/2051	1,242,125	0.1
998,411	(1),(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.398%, 04/25/2052	998,484	0.1
998,411	(1),(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.398%, 04/25/2052	948,412	0.1
104,864	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 2.604%, 10/25/2035	72,715	0.0
240,132	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 2.873%, 01/25/2036	247,298	0.0
653,691		HarborView Mortgage Loan Trust 2006-14 2A1A, 0.254%, (US0001M + 0.150%), 01/25/2047	620,986	0.0
798,297		HarborView Mortgage Loan Trust 2007-5 A1A, 0.294%, (US0001M + 0.190%), 09/19/2037	785,847	0.1
4,000,000	(2)	Home RE 2019-1 M2 Ltd., 3.352%, (US0001M + 3.250%), 05/25/2029	4,026,683	0.3
7,200,000	(2)	Home RE 2021-1 M1C Ltd., 2.402%, (US0001M + 2.300%), 07/25/2033	7,077,373	0.5
2,539,531	(1),(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.333%, 10/25/2051	2,549,481	0.2
1,500,000	(1),(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,497,759	0.1
2,799,355		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.522%, (US0001M + 0.420%), 02/25/2046	2,248,601	0.2
91,402	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	91,877	0.0
62,839	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	63,171	0.0
947,623	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.526%, 08/25/2049	948,829	0.1
947,623	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.526%, 08/25/2049	964,423	0.1
1,235,432	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.685%, 06/25/2049	1,239,572	0.1
1,497,470	(1),(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	1,408,187	0.1
492,745		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	357,823	0.0
124,367	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.075%, 05/25/2037	120,652	0.0
997,251		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	593,506	0.0
1,811,419	(1),(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.684%, 01/25/2044	1,833,790	0.1
786,000	(1),(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.867%, 10/25/2029	749,748	0.1
1,482,324	(1),(2)	JP Morgan Mortgage Trust 2015-4 B4, 3.574%, 06/25/2045	1,513,478	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.831%, 05/25/2046	1,008,718	0.1
3,556,514	(1),(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.469%, 01/25/2047	3,576,760	0.2
881,836	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.773%, 08/25/2047	905,254	0.1
1,371,036	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.906%, 11/25/2048	1,396,769	0.1
1,373,070	(1),(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.795%, 12/25/2048	1,386,848	0.1
1,485,666	(1),(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.739%, 09/25/2048	1,515,335	0.1
2,105,075	(1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.739%, 09/25/2048	2,135,689	0.1
1,013,320	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.738%, 10/25/2048	1,030,962	0.1
2,118,759	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.738%, 10/25/2048	2,150,378	0.1
422,930	(1),(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	426,314	0.0
1,866,737	(1),(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.133%, 01/25/2049	1,901,891	0.1
933,369	(1),(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.133%, 01/25/2049	946,287	0.1
932,528	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.318%, 02/25/2049	940,624	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
934,435	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.318%, 02/25/2049	$941,433	0.1
1,376,992	(1),(2)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.560%, 04/25/2049	1,378,946	0.1
202,659	(1),(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	203,757	0.0
27,885	(1),(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	28,098	0.0
3,205,849	(1),(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.538%, 11/25/2049	3,240,421	0.2
1,970,216	(1),(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.538%, 11/25/2049	1,989,106	0.1
954,949	(1),(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.266%, 12/25/2049	975,652	0.1
1,909,898	(1),(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.266%, 12/25/2049	1,945,420	0.1
589,545	(1),(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 02/25/2050	594,987	0.0
2,937,571	(1),(2)	JP Morgan Mortgage Trust 2019-7 B2A, 3.066%, 02/25/2050	2,965,277	0.2
2,846,366	(1),(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.316%, 02/25/2050	2,873,573	0.2
602,009	(1),(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	609,806	0.0
1,437,810	(1),(2)	JP Morgan Mortgage Trust 2019-8 B2A, 3.203%, 03/25/2050	1,451,802	0.1
2,853,573	(1),(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.453%, 03/25/2050	2,886,981	0.2
2,479,971	(1),(2)	JP Morgan Mortgage Trust 2019-9 B2A, 3.453%, 05/25/2050	2,536,757	0.2
3,016,809	(1),(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.658%, 10/25/2049	3,126,229	0.2
1,661,332	(1),(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.032%, 10/25/2049	1,744,343	0.1
659,289	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	666,347	0.0
285,692	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	288,892	0.0
3,377,871	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.419%, 05/25/2050	3,458,161	0.2
63,774	(1),(2)	JP Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	63,850	0.0
1,911,483	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.752%, 12/25/2049	1,933,885	0.1
1,911,483	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.752%, 12/25/2049	1,932,225	0.1
56,792	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	57,060	0.0
230,801	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	232,188	0.0
963,371	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.497%, 03/25/2050	968,295	0.1
2,408,427	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.497%, 03/25/2050	2,418,242	0.2
507,424	(1),(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	510,901	0.0
459,181	(1),(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	461,126	0.0
1,444,563	(1),(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.869%, 08/25/2050	1,487,687	0.1
1,502,385	(1),(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.692%, 11/25/2050	1,529,645	0.1
2,425,063	(1),(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.623%, 12/25/2050	2,485,144	0.2
565,102	(1),(2)	JP Morgan Mortgage Trust 2020-8 A15, 3.000%, 03/25/2051	571,609	0.0
1,456,338	(1),(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.538%, 03/25/2051	1,477,032	0.1
271,754	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	273,330	0.0
2,234,572	(1),(2)	JP Morgan Trust 2015-1 B3, 2.116%, 12/25/2044	2,262,515	0.2
577,702	(1),(2)	JP Morgan Trust 2015-3 B3, 3.588%, 05/25/2045	581,477	0.0
866,534	(1),(2)	JP Morgan Trust 2015-3 B4, 3.588%, 05/25/2045	877,263	0.1
133,665		Lehman XS Trust Series 2005-5N 3A1B, 1.082%, (12MTA + 1.000%), 11/25/2035	135,413	0.0
1,978,644	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.384%, 10/25/2048	1,982,777	0.1
988,652	(1),(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.927%, 07/01/2051	971,086	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,000,000	(2)	Mello Warehouse Securitization Trust 2020-1 C, 1.452%, (US0001M + 1.350%), 10/25/2053	$5,001,304	0.3
1,900,000	(2)	Mello Warehouse Securitization Trust 2020-2 C, 1.402%, (US0001M + 1.300%), 11/25/2053	1,896,656	0.1
708,448	(1),(2)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	705,477	0.1
3,489,000	(1),(2)	MFA 2021-INV2 M1 Trust, 3.199%, 11/25/2056	3,444,587	0.2
700,000	(1),(2)	MFRA Trust 2021-INV1 M1, 2.288%, 01/25/2056	688,965	0.1
140,289		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	109,157	0.0
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.902%, (US0001M + 1.800%), 09/25/2035	904,174	0.1
2,322,776	(1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 B2, 3.055%, 12/25/2050	2,328,092	0.2
1,976,001	(1),(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	2,091,258	0.1
3,800,000	(2)	Oaktown Re VII Ltd. 2021-2 M1C, 3.400%, (SOFR30A + 3.350%), 04/25/2034	3,746,201	0.3
115,441	(1),(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	116,719	0.0
310,503	(1),(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	314,978	0.0
228,410	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	230,656	0.0
445,283	(1),(2)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	445,469	0.0
503,962	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	507,496	0.0
3,280,252	(1),(2)	OBX 2021-J3 A19 Trust, 2.500%, 10/25/2051	3,258,803	0.2
3,903,143	(1),(2)	Oceanview Mortgage Trust 2021-5 B3, 2.990%, 10/25/2051	3,827,605	0.3
1,151,612	(1),(2)	Provident Funding Mortgage Trust 2020-1 B3, 3.275%, 02/25/2050	1,162,644	0.1
150,228	(1),(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	150,834	0.0
429,020	(1),(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	429,821	0.0
4,500,000	(2)	Radnor RE 2021-1 M1C Ltd., 2.750%, (SOFR30A + 2.700%), 12/27/2033	4,447,171	0.3
161,880	(1),(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	163,649	0.0
1,336,371	(1),(2)	RCKT Mortgage Trust 2019-1 B1A, 3.855%, 09/25/2049	1,365,050	0.1
954,551	(1),(2)	RCKT Mortgage Trust 2019-1 B2A, 3.855%, 09/25/2049	975,971	0.1
1,949,984	(1),(2)	RCKT Mortgage Trust 2020-1 B2A, 3.498%, 02/25/2050	1,979,016	0.1
1,461,744	(1),(2)	RCKT Mortgage Trust 2021-1 A13, 2.500%, 03/25/2051	1,446,858	0.1
359,236	(2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	361,729	0.0
272,951	(1),(2)	Sequoia Mortgage Trust 2015-3 B3, 3.723%, 07/25/2045	277,228	0.0
2,046,572	(1),(2)	Sequoia Mortgage Trust 2017-2 B2, 3.583%, 02/25/2047	2,060,917	0.1
2,676,856	(1),(2)	Sequoia Mortgage Trust 2017-5 B3, 3.800%, 08/25/2047	2,711,487	0.2
911,783	(1),(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.467%, 08/25/2047	920,814	0.1
1,404,360	(1),(2)	Sequoia Mortgage Trust 2019-2 B3, 4.259%, 06/25/2049	1,431,046	0.1
453,951	(1),(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	452,768	0.0
475,663	(1),(2)	Sequoia Mortgage Trust 2019-5 B2, 3.745%, 12/25/2049	486,163	0.0
475,663	(1),(2)	Sequoia Mortgage Trust 2019-5 B3, 3.745%, 12/25/2049	484,791	0.0
43,087	(1),(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	43,257	0.0
667,999	(1),(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.029%, 03/25/2049	672,401	0.0
1,672,175	(1),(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	1,704,498	0.1
1,636,577	(1),(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	1,648,420	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,930,180	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.540%, 09/25/2049	$2,967,690	0.2
1,725,497	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.540%, 09/25/2049	1,766,353	0.1
971,577	(1),(2)	Sequoia Mortgage Trust 2020-2 B2, 3.666%, 03/25/2050	993,751	0.1
2,427,420	(1),(2)	Sequoia Mortgage Trust 2020-2 B3, 3.666%, 03/25/2050	2,467,586	0.2
1,955,750	(1),(2)	Sequoia Mortgage Trust 2020-3 B3, 3.336%, 04/25/2050	1,901,811	0.1
2,543,583	(1),(2)	Sequoia Mortgage Trust 2021-7 B3, 2.872%, 11/25/2051	2,458,736	0.2
1,357,464	(1),(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.678%, 10/25/2047	1,366,321	0.1
3,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	3,011,901	0.2
2,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	2,006,482	0.1
2,500,000	(2)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	2,507,987	0.2
89,771	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 2.447%, 03/25/2035	89,287	0.0
4,079,946	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	1,587,573	0.1
1,497,530	(1),(2)	UWM Mortgage Trust 2021-INV4 B3, 3.235%, 12/25/2051	1,493,007	0.1
4,893,000	(1),(2)	UWM Mortgage Trust 2021-INV5 B3, 3.248%, 01/25/2052	4,897,587	0.3
108,449	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.225%, 10/20/2035	109,006	0.0
140,693	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 2.225%, 10/20/2035	141,416	0.0
406,062	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.595%, 06/25/2034	412,638	0.0
470,264	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.562%, 07/25/2034	480,841	0.0
725,639	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 2.922%, 09/25/2035	729,464	0.1
300,882		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.082%, (US0001M + 0.490%), 10/25/2045	299,765	0.0
235,493	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.644%, 12/25/2035	240,234	0.0
243,594	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.559%, 11/25/2036	243,272	0.0
709,545	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 2.704%, 12/25/2036	703,608	0.1
383,605	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.381%, 12/25/2036	367,448	0.0
247,594	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.051%, 02/25/2037	251,507	0.0
446,460	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.051%, 02/25/2037	443,101	0.0
285,833	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.991%, 12/25/2036	287,013	0.0
374,029		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	385,429	0.0
138,551		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	140,666	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
443,395		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	$445,646	0.0
568,086		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.332%, (US0001M + 0.230%), 01/25/2047	583,153	0.0
148,386		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	148,157	0.0
72,951	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.793%, 04/25/2036	71,482	0.0
501,482	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.741%, 12/28/2037	501,001	0.0
459,907	(1),(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.668%, 07/25/2047	463,287	0.0
299,014	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 07/25/2049	301,219	0.0
3,224,351	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.765%, 07/25/2049	3,248,488	0.2
2,085,365	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.387%, 12/25/2049	2,115,708	0.1
1,201,115	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-3 A17 Trust, 3.000%, 06/25/2050	1,216,066	0.1
1,063,234	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.190%, 07/25/2050	1,073,415	0.1
5,510,998	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-5 B2 Trust, 2.921%, 09/25/2050	5,458,412	0.4
882,668	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-RR1 A17 Trust, 3.000%, 05/25/2050	892,022	0.1
1,273,105	(1),(2)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.729%, 12/25/2050	1,200,499	0.1

	Total Collateralized Mortgage Obligations
	(Cost $369,795,880)		367,614,399	24.1

ASSET-BACKED SECURITIES: 29.0%
		Automobile Asset-Backed Securities: 2.4%
3,472,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,570,007	0.2
2,020,000		Americredit Automobile Receivables Trust 2019-1 C, 3.360%, 02/18/2025	2,065,559	0.1
1,800,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,845,620	0.1
4,300,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,362,782	0.3
3,750,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,813,817	0.3
2,350,000		AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	2,380,768	0.2
750,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	767,200	0.0
2,700,000	(2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,720,097	0.2
5,150,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	5,223,259	0.3
4,200,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,256,475	0.3
4,550,000		Santander Drive Auto Receivables Trust 2021-3 D, 1.330%, 09/15/2027	4,494,992	0.3
1,500,000	(2)	Tesla Auto Lease Trust 2020-A E, 4.640%, 08/20/2024	1,548,240	0.1
			37,048,816	2.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: 0.3%
697,852	(1),(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	$667,293	0.1
697,853	(2),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	666,809	0.1
2,583,056		GSAA Home Equity Trust 2006-14 A3A, 0.602%, (US0001M + 0.250%), 09/25/2036	1,099,116	0.1
996,229		GSAA Home Equity Trust 2007-1 1A1, 0.262%, (US0001M + 0.080%), 02/25/2037	387,400	0.0
569,001	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	601,170	0.0
642,479	(1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	631,567	0.0
			4,053,355	0.3

		Other Asset-Backed Securities: 23.8%
2,500,000	(2)	ACREC 2021-FL1 Ltd., 2.754%, (US0001M + 2.650%), 10/16/2036	2,488,457	0.2
2,000,000	(2)	AIG CLO 2019-2A DR Ltd., 3.259%, (US0003M + 3.050%), 10/25/2033	1,988,344	0.1
3,000,000	(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,019,985	0.2
1,500,000	(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	1,486,996	0.1
1,053,363	(1),(2),(4),(5)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	–	–
3,500,000	(2)	Apidos CLO XXXI 2019-31A DR, 3.224%, (US0003M + 3.100%), 04/15/2031	3,499,958	0.2
3,500,000	(2)	Apidos CLO XXXIII 2020-33A DR, 3.081%, (US0003M + 3.000%), 10/24/2034	3,466,340	0.2
6,500,000	(2)	Apidos CLO XXXVI 2021-36A D, 3.019%, (US0003M + 2.900%), 07/20/2034	6,438,880	0.4
2,425,500	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	2,462,417	0.2
1,089,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	1,124,002	0.1
5,800,000	(2)	Aqua Finance Trust 2017-A B, 2.400%, 07/17/2046	5,737,801	0.4
1,532,316	(2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	1,559,442	0.1
2,814,375	(2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	2,885,578	0.2
1,400,000	(2)	Atrium CDO Corp. 12A CR, 1.778%, (US0003M + 1.650%), 04/22/2027	1,399,063	0.1
5,000,000	(2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	5,001,250	0.3
1,000,000	(2)	Babson CLO Ltd. 2014-IA C, 3.582%, (US0003M + 3.450%), 07/20/2025	1,000,320	0.1
4,500,000	(2)	Babson CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	4,501,116	0.3
5,550,000	(2)	Babson CLO Ltd. 2018-3A C, 2.032%, (US0003M + 1.900%), 07/20/2029	5,503,707	0.4
4,000,000	(2)	Barings CLO Ltd. 2021-1A D, 3.024%, (US0003M + 2.900%), 04/25/2034	3,966,132	0.3
229,920	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.011%, 10/25/2036	231,287	0.0
5,000,000	(2)	Benefit Street Partners CLO Ltd. 2021-23A D, 3.774%, (US0003M + 3.650%), 04/25/2034	4,996,180	0.3
5,000,000	(2)	Benefit Street Partners CLO XVIII Ltd. 2019-18A DR, 3.609%, (US0003M + 3.400%), 10/15/2034	4,996,040	0.3
1,700,000	(2)	Betony CLO 2 Ltd. 2018-1A B, 1.982%, (US0003M + 1.850%), 04/30/2031	1,682,944	0.1
3,750,000	(2)	BlueMountain CLO XXX Ltd. 2020-30A C, 2.624%, (US0003M + 2.500%), 01/15/2033	3,750,293	0.2
7,250,000	(2)	BlueMountain CLO XXXII Ltd. 2021-32A D, 3.483%, (US0003M + 3.400%), 10/15/2034	7,193,842	0.5
4,600,000	(2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	4,723,203	0.3
5,000,000	(2)	Carlyle Global Market Strategies 2021-7A C, 3.178%, (US0003M + 3.100%), 10/15/2035	4,941,075	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
5,800,000	(2)	CARLYLE US CLO 2021-8A D Ltd., 3.337%, (US0003M + 3.200%), 10/15/2034	$5,749,459	0.4
3,254,927	(2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	3,185,471	0.2
2,000,000	(2)	Dewolf Park CLO Ltd. 2017-1A DR, 2.974%, (US0003M + 2.850%), 10/15/2030	1,985,004	0.1
1,872,100	(2)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	1,976,947	0.1
1,406,500	(2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,444,197	0.1
1,326,375	(2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	1,401,051	0.1
5,024,750	(2)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	5,154,398	0.3
2,000,000	(2)	DRIVEN BRANDS FUNDING LLC 2021-1A A2, 2.791%, 10/20/2051	1,974,123	0.1
6,000,000	(2)	Dryden 49 Senior Loan Fund 2017-49A DR, 3.522%, (US0003M + 3.400%), 07/18/2030	5,987,298	0.4
2,100,000	(2)	Dryden 77 CLO Ltd. 2020-77A ER, 6.030%, (US0003M + 5.870%), 05/20/2034	2,028,291	0.1
5,750,000	(2)	Dryden 86 CLO Ltd. 2020-86A DR, 3.322%, (US0003M + 3.200%), 07/17/2034	5,709,877	0.4
5,000,000	(2)	Dryden 95 CLO Ltd. 2021-95A D, 3.016%, (US0003M + 2.900%), 08/20/2034	4,952,885	0.3
4,400,000	(2)	Dryden Senior Loan Fund 2021-92A E, 6.632%, (US0003M + 6.500%), 11/20/2034	4,373,090	0.3
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,544,480	0.1
4,500,000	(2)	Galaxy XXIII CLO Ltd. 2017-23A DR, 3.524%, (US0003M + 3.400%), 04/24/2029	4,499,928	0.3
2,250,000	(2)	Greystone Commercial Real Estate Notes 2021-FL3 E, 2.860%, (US0001M + 2.750%), 07/15/2039	2,240,258	0.1
1,640,707	(2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	1,681,630	0.1
885,737	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	942,092	0.1
2,347,518	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,403,472	0.2
650,000	(2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	757,596	0.1
750,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	820,165	0.1
860,709	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	890,910	0.1
2,000,000	(2)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	2,076,334	0.1
5,000,000	(2)	Magnetite XXVI Ltd. 2020-26A DR, 2.940%, (US0003M + 2.850%), 07/25/2034	4,953,340	0.3
741,888	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	742,975	0.1
5,950,000	(2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	6,009,571	0.4
1,400,000	(2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,414,367	0.1
1,805,808	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	1,897,139	0.1
900,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	928,843	0.1
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.610%, 09/25/2057	1,910,848	0.1
1,283,342	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,356,822	0.1
1,192,631	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,272,475	0.1
1,295,854	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,361,773	0.1
1,656,506	(2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	1,712,800	0.1
1,200,883	(2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	1,189,430	0.1
867,189	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	903,781	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,400,000	(2)	Neuberger Berman Loan Advisers CLO 31 Ltd. 2019-31A CR, 2.082%, (US0003M + 1.950%), 04/20/2031	$2,402,326	0.2
2,250,000	(2)	Neuberger Berman Loan Advisers Clo 42 Ltd. 2021-42A D, 2.922%, (US0003M + 2.800%), 07/16/2035	2,204,534	0.1
4,850,000	(2)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A D, 2.930%, (US0003M + 2.850%), 10/16/2034	4,784,622	0.3
3,000,000	(2)	NYACK Park CLO Ltd. 2021-1A D, 2.924%, (US0003M + 2.800%), 10/20/2034	2,971,089	0.2
2,000,000	(2)	NYACK Park CLO Ltd. 2021-1A E, 6.224%, (US0003M + 6.100%), 10/20/2034	1,983,732	0.1
3,000,500	(2)	Oaktree CLO 2020-1A ER Ltd., 6.634%, (US0003M + 6.510%), 07/15/2034	2,928,200	0.2
3,000,000	(2)	Oaktree CLO Ltd. 2021-1A D, 3.374%, (US0003M + 3.250%), 07/15/2034	2,969,928	0.2
5,000,000	(2)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 2.174%, (US0003M + 2.050%), 07/15/2029	5,000,050	0.3
5,000,000	(2)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 2.224%, (US0003M + 2.100%), 07/15/2029	4,942,500	0.3
6,000,000	(2)	OHA Credit Partners XVI 2021-16A D, 3.014%, (US0003M + 2.850%), 10/18/2034	5,937,282	0.4
4,750,000	(2)	Palmer Square CLO 2015-2A DR2 Ltd., 5.882%, (US0003M + 5.750%), 07/20/2030	4,674,741	0.3
4,500,000	(2)	Palmer Square CLO 2021-3A E Ltd., 6.383%, (US0003M + 6.150%), 01/15/2035	4,466,691	0.3
4,550,000	(2)	Palmer Square CLO 2021-4A D Ltd., 3.086%, (US0003M + 2.950%), 10/15/2034	4,507,353	0.3
3,800,000	(2)	Palmer Square CLO Ltd. 2021-2A E, 6.474%, (US0003M + 6.350%), 07/15/2034	3,789,208	0.3
6,000,000	(2)	Palmer Square Loan Funding 2018-4 D Ltd., 4.406%, (US0003M + 4.250%), 11/15/2026	5,914,386	0.4
3,125,000	(2)	Palmer Square Loan Funding 2021-2A D Ltd., 5.160%, (US0003M + 5.000%), 05/20/2029	3,058,697	0.2
189,016	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.532%, 01/25/2036	189,040	0.0
3,150,000	(2)	Shackleton 2014-6RA D CLO Ltd., 3.092%, (US0003M + 2.970%), 07/17/2028	3,150,032	0.2
1,600,000	(2)	Silver Creek CLO Ltd. 2014-1A CR, 2.432%, (US0003M + 2.300%), 07/20/2030	1,600,176	0.1
1,100,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,115,585	0.1
1,500,000	(2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,522,808	0.1
2,500,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,545,473	0.2
1,950,000	(2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,977,338	0.1
600,000	(2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	606,846	0.0
3,200,000	(2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	3,234,949	0.2
1,780,000	(2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,806,034	0.1
950,000	(2)	SoFi Consumer Loan Program 2021-1 D Trust, 2.040%, 09/25/2030	938,550	0.1
3,354,667	(2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	3,488,518	0.2
4,500,000	(2)	Sound Point Clo XIV Ltd. 2016-3A DR, 3.774%, (US0003M + 3.650%), 01/23/2029	4,485,537	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,587,500	(2)	Sound Point Clo XV Ltd. 2017-1A CR, 2.174%, (US0003M + 2.050%), 01/23/2029	$1,582,517	0.1
211,199		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.442%, (US0001M + 0.340%), 12/25/2036	209,181	0.0
8,496,793	(2)	Sunnova Helios Issuer II LLC 2021-B B, 2.010%, 07/20/2048	8,311,333	0.5
3,921,100	(2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	3,930,542	0.3
3,571,375	(2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	3,677,018	0.2
1,725,021	(2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,820,503	0.1
3,462,074	(2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	3,632,722	0.2
4,200,000	(2)	Symphony CLO XIV Ltd. 2014-14A DR, 3.227%, (US0003M + 3.100%), 07/14/2026	4,200,735	0.3
7,000,000	(2)	Symphony Static CLO I Ltd. 2021-1A D, 2.879%, (US0003M + 2.750%), 10/25/2029	6,956,656	0.5
2,000,000	(2)	TCW CLO 2017-1A DRR Ltd., 3.789%, (US0003M + 3.670%), 10/29/2034	1,979,776	0.1
6,000,000	(2)	TCW CLO 2020-1A DRR Ltd., 3.546%, (US0003M + 3.400%), 04/20/2034	5,950,326	0.4
3,000,000	(2)	TCW CLO 2021-2A D Ltd., 3.375%, (US0003M + 3.250%), 07/25/2034	2,976,765	0.2
2,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	1,954,793	0.1
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,057,905	0.1
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.072%, (US0003M + 1.950%), 07/18/2031	1,979,538	0.1
5,000,000	(2)	THL Credit Wind River 2017-3A CR Clo Ltd., 2.624%, (US0003M + 2.500%), 04/15/2035	4,981,345	0.3
2,136,604	(2)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	2,075,067	0.1
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 3.950%, 11/25/2057	1,119,437	0.1
2,450,000	(2)	Trafigura Securitisation Finance PLC 2021-1A B, 1.780%, 01/15/2025	2,432,054	0.2
2,808,750	(2)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	2,774,147	0.2
2,300,000	(2)	Upstart Securitization Trust 2021-5 A, 1.310%, 11/20/2031	2,292,618	0.2
1,600,000	(2)	Venture 33 CLO Ltd. 2018-33A CR, 2.404%, (US0003M + 2.280%), 07/15/2031	1,585,462	0.1
5,412,500	(2)	Venture XXI CLO Ltd. 2015-21A DR, 2.924%, (US0003M + 2.800%), 07/15/2027	5,373,898	0.4
2,354,234	(2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	2,313,565	0.2
1,728,000	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,801,763	0.1
3,588,000	(2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,734,605	0.2
1,600,000	(2)	Whetstone Park CLO Ltd. 2021-1A D, 2.900%, (US0003M + 2.900%), 01/20/2035	1,593,533	0.1
4,676,500	(2)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	4,691,489	0.3
6,533,625	(2)	ZAXBY'S FUNDING LLC 2021-1A A2, 3.238%, 07/30/2051	6,666,245	0.4
			362,329,535	23.8

		Student Loan Asset-Backed Securities: 2.5%
150,414	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	151,320	0.0
425,952	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	432,567	0.0
277,935	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	287,089	0.0
110,503	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	114,025	0.0
27,079	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	27,407	0.0
743,468	(2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	748,356	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
597,694	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	$604,970	0.0
204,454	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	207,867	0.0
1,031,409	(1),(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	1,038,014	0.1
464,225	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	472,414	0.0
1,037,846	(2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,046,242	0.1
475,058	(2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	473,343	0.0
850,000	(2)	Navient Private Education Refi Loan Trust 2021-F B, 2.120%, 02/18/2070	836,110	0.1
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,560,620	0.2
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,027,106	0.1
115,379	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	115,778	0.0
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,614,933	0.1
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,337,779	0.2
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,575,401	0.1
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,289,353	0.1
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,288,035	0.1
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,032,684	0.1
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,129,077	0.3
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,097,685	0.1
2,100,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	2,165,504	0.1
1,000,000	(2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,009,545	0.1
5,050,000	(2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,982,777	0.3
4,100,000	(2)	SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	4,227,097	0.3
			38,893,098	2.5

	Total Asset-Backed Securities
	(Cost $441,435,720)		442,324,804	29.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 43.7%
2,580,000	(2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 D, 2.000%, 10/15/2054	2,283,765	0.2
2,000,000	(2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 E, 2.000%, 10/15/2054	1,661,473	0.1
3,500,000	(2)	AREIT 2019-CRE3 D Trust, 2.815%, (SOFR30A + 2.650%), 09/14/2036	3,466,872	0.2
2,500,000	(2)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.360%, (US0001M + 2.250%), 09/15/2032	2,442,750	0.2
690,000	(2),(6)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	670,513	0.0
3,500,000	(2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	3,274,120	0.2
2,200,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	2,068,142	0.1
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	4,352,223	0.3
7,060,000	(1),(2),(5)	BANK 2017-BNK4 XE, 1.462%, 05/15/2050	470,653	0.0
21,150,000	(1),(2),(5)	BANK 2017-BNK8 XE, 1.269%, 11/15/2050	1,407,592	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,700,000	(2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	$1,491,633	0.1
9,363,500	(1),(2),(5)	BANK 2018-BNK12 XD, 1.416%, 05/15/2061	765,579	0.1
11,047,002	(1),(5)	Bank 2019-BNK19 XA, 0.956%, 08/15/2061	687,181	0.0
1,650,000	(2)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	1,469,031	0.1
52,745,462	(1),(5)	BANK 2020-BNK27 XA, 1.161%, 04/15/2063	4,400,918	0.3
17,999,907	(1),(5)	BANK 2020-BNK30 XA, 1.332%, 12/15/2053	1,628,140	0.1
14,934,221	(1),(5)	BANK 2021-BNK31 XA, 1.334%, 02/15/2054	1,457,655	0.1
48,314,313	(1),(5)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.588%, 08/15/2052	4,617,438	0.3
103,000,000	(1),(2),(5)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/2033	824,000	0.1
6,100,000	(2)	BBCMS 2020-BID C Mortgage Trust, 3.750%, (US0001M + 3.640%), 10/15/2037	6,148,685	0.4
435,000	(2)	BBCMS 2020-BID D Mortgage Trust, 4.740%, (US0001M + 4.630%), 10/15/2037	438,786	0.0
39,334,391	(1),(5)	BBCMS Mortgage Trust 2020-C7 XA, 1.627%, 04/15/2053	3,894,608	0.3
6,644,724	(1),(5)	BBCMS Trust 2021-C10 XA, 1.308%, 07/15/2054	633,138	0.0
7,268,112	(2)	BCRR 2016-FRR3 E Trust, 2.021%, (US0001M + 18.348%), 05/26/2026	6,788,238	0.5
18,964,000	(1),(2),(5)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,617,701	0.1
50,504,944	(1),(5)	Benchmark 2018-B7 XA Mortgage Trust, 0.436%, 05/15/2053	1,183,952	0.1
20,225,360	(1),(5)	Benchmark 2019-B10 XA Mortgage Trust, 1.226%, 03/15/2062	1,398,588	0.1
14,907,500	(1),(2),(5)	Benchmark 2019-B14 XD Mortgage Trust, 1.275%, 12/15/2062	1,337,626	0.1
1,350,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,254,680	0.1
3,220,000	(1),(2),(5)	Benchmark 2019-B9 XD Mortgage Trust, 2.002%, 03/15/2052	404,118	0.0
12,525,977	(1),(5)	Benchmark 2020-B17 XA Mortgage Trust, 1.418%, 03/15/2053	1,007,831	0.1
6,115,000	(2)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	6,092,101	0.4
22,651,803	(1),(5)	Benchmark 2020-B18 XA Mortgage Trust, 1.792%, 07/15/2053	2,340,908	0.2
7,263,200	(1),(5)	Benchmark 2020-B20 XA Mortgage Trust, 1.623%, 10/15/2053	745,305	0.1
15,968,812	(1),(5)	Benchmark 2020-B22 XA Mortgage Trust, 1.520%, 01/15/2054	1,798,481	0.1
18,483,774	(1),(5)	Benchmark 2021-B23 XA Mortgage Trust, 1.277%, 02/15/2054	1,665,974	0.1
34,660,203	(1),(5)	Benchmark 2021-B25 XA Mortgage Trust, 1.110%, 04/15/2054	2,853,276	0.2
4,984,482	(1),(5)	Benchmark 2021-B28 XA Mortgage Trust, 1.291%, 08/15/2054	476,649	0.0
8,000,000	(1),(2),(5)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	786,901	0.1
6,580,000	(2),(6)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	5,068,293	0.3
3,350,000	(2),(6)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	2,614,854	0.2
8,425,000	(1),(2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.522%, 05/25/2052	7,708,994	0.5
5,000,000	(2)	BPR Trust 2021-WILL E, 6.860%, (US0001M + 6.750%), 06/15/2038	5,039,231	0.3
6,500,000	(1),(2)	BX Commercial Mortgage Trust 2020-VIVA D, 3.549%, 03/11/2044	6,497,824	0.4
1,300,000	(1),(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,293,209	0.1
6,000,000	(2)	BX Trust 2021-ARIA G, 3.252%, (US0001M + 3.142%), 10/15/2036	5,983,669	0.4
1,910,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	1,898,961	0.1
1,250,000	(1),(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	1,095,390	0.1
5,600,000	(2)	Cascade Funding Mortgage Trust 2021-FRR1 BK98, 4.300%, 08/29/2029	4,029,496	0.3
17,753,771	(1),(5)	CD 2019-CD8 XA Mortgage Trust, 1.408%, 08/15/2057	1,564,095	0.1
2,810,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.591%, 03/10/2047	2,807,034	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
44,693,343	(1),(2),(5)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.426%, 03/10/2047	$1,340,697	0.1
740,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.432%, 08/10/2049	603,585	0.0
4,231,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.694%, 07/10/2049	3,021,148	0.2
2,010,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.694%, 07/10/2049	1,186,902	0.1
1,000,000	(1)	Citigroup Commercial Mortgage Trust 2016-P5 C, 4.285%, 10/10/2049	1,051,049	0.1
1,250,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	1,085,566	0.1
20,655,000	(1),(2),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.265%, 09/15/2050	1,303,217	0.1
2,240,000	(1),(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.065%, 11/10/2051	2,352,251	0.2
1,474,486	(2)	Cold Storage Trust 2020-ICE5 E, 2.875%, (US0001M + 2.766%), 11/15/2037	1,472,584	0.1
20,715,231	(1),(5)	COMM 2012-CR3 XA, 1.832%, 10/15/2045	172,794	0.0
1,230,000	(1),(2)	COMM 2013-CR10 F Mortgage Trust, 4.900%, 08/10/2046	1,132,008	0.1
12,047,041	(1),(2)	COMM 2013-CR8 E Mortgage Trust, 4.000%, 06/10/2046	11,932,771	0.8
4,900,000	(1),(2)	COMM 2013-GAM D, 3.417%, 02/10/2028	4,715,755	0.3
1,255,000	(1),(2)	COMM 2013-GAM F, 3.417%, 02/10/2028	1,153,606	0.1
5,530,000	(1),(2)	COMM 2019-GC44 180B Mortgage Trust, 3.400%, 08/15/2057	5,305,859	0.4
1,820,000	(1),(2)	COMM 2020-CBM F Mortgage Trust, 3.633%, 02/10/2037	1,718,931	0.1
6,000,000	(1)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.187%, 06/15/2057	5,748,435	0.4
16,406,000	(1),(2),(5)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.758%, 11/15/2050	768,749	0.1
1,000,000	(1),(2)	DBWF 2015-LCM D Mortgage Trust, 3.421%, 06/10/2034	907,697	0.1
7,874,000	(1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.234%, 08/10/2049	5,969,986	0.4
2,630,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.484%, 08/10/2049	2,226,014	0.2
348,189	(2)	Extended Stay America Trust 2021-ESH E, 2.960%, (US0001M + 2.850%), 07/15/2038	349,199	0.0
6,300,000	(1),(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 3.963%, 12/10/2036	6,205,539	0.4
6,300,000	(1),(2)	Fontainebleau Miami Beach Trust 2019-FBLU G, 3.963%, 12/10/2036	5,987,676	0.4
13,896,617	(1),(2),(5)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	955,120	0.1
14,785,821	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.690%, 03/25/2030	1,797,809	0.1
9,080,276	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.697%, 04/25/2030	1,088,151	0.1
24,703,480	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.883%, 11/25/2030	1,652,055	0.1
29,765,883	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.775%, 12/25/2030	1,758,015	0.1
3,391,845	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.512%, 02/25/2035	519,230	0.0
12,584,551	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.331%, 07/25/2035	1,780,062	0.1
13,067,287	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.981%, 08/25/2036	1,412,916	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
22,039,000	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KG01 X3, 3.123%, 05/25/2029	$4,422,500	0.3
5,495,483	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KG04 X1, 0.853%, 11/25/2030	353,817	0.0
12,250,292	(2),(5)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	47,646	0.0
4,833,678	(2),(6)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	3,709,342	0.2
51,314,575	(2),(5)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	185,672	0.0
16,828,000	(2),(6)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	12,531,938	0.8
828,188,663	(2),(5)	FREMF 2016-K60 X2A Mortgage Trust, 0.100%, 12/25/2049	3,300,994	0.2
218,008,797	(2),(5)	FREMF 2016-K60 X2B Mortgage Trust, 0.100%, 12/25/2049	871,250	0.1
79,492,019	(2),(6)	FREMF 2017-K64 D Mortgage Trust, 0.000%, 05/25/2050	59,035,964	3.9
449,682	(2),(6)	FREMF 2018-K156 C Mortgage Trust, 0.000%, 07/25/2036	212,295	0.0
920,140	(2)	FREMF 2018-KBF2 C Mortgage Trust, 4.594%, (US0001M + 4.500%), 10/25/2025	925,489	0.1
9,200,000	(2)	FREMF 2019-KBF3 C Mortgage Trust, 4.844%, (US0001M + 4.750%), 01/25/2029	9,283,548	0.6
2,300,000	(2),(6)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,432,267	0.1
29,340,877	(2),(5)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	125,233	0.0
3,260,000	(2),(5)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	17,149	0.0
160,388,405	(2),(5)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	114,646	0.0
3,326,000	(1),(2)	FRR Re-REMIC Trust 2018-C1 CK32, 0.000%, 10/27/2046	3,147,446	0.2
74,852,940	(2),(4)	GAM 2021-WF1 A LLC, 5.250%, 12/30/2026	74,852,940	4.9
7,374,672	(2)	GAM RE-REMIC TR 2021-FFR2 BK44, 2.071%, 10/27/2028	7,095,457	0.5
7,087,000	(2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.435%, 10/27/2028	6,468,420	0.4
5,395,000	(2),(6)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 10/27/2028	4,848,188	0.3
6,557,000	(2),(6)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 10/27/2028	5,760,182	0.4
5,334,000	(2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.079%, 10/27/2028	4,920,426	0.3
4,526,000	(2),(6)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 10/27/2028	3,279,339	0.2
5,392,000	(2),(6)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 10/27/2028	4,701,150	0.3
5,331,000	(2),(6)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 10/27/2028	4,557,380	0.3
7,423,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1C, 5.970%, 07/28/2027	5,326,564	0.4
11,147,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1D, 6.410%, 07/28/2027	7,806,673	0.5
5,000,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1E, 5.960%, 07/28/2027	3,590,033	0.2
8,020,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2C, 6.180%, 12/29/2027	5,540,789	0.4
1,400,000	(2)	Great Wolf Trust 2019-WOLF E, 2.842%, (US0001M + 2.732%), 12/15/2036	1,361,377	0.1
4,398,394	(1),(2),(5)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.291%, 03/10/2044	13,353	0.0
2,000,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.542%, 05/10/2045	1,947,416	0.1
5,540,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	4,945,018	0.3
500,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	305,348	0.0
6,315,490	(1),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 0.956%, 02/10/2052	364,636	0.0
2,170,000	(2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,997,247	0.1
14,465,667	(1),(5)	GS Mortgage Securities Trust 2019-GC40 XA, 1.085%, 07/10/2052	917,514	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,800,000	(2)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	$1,497,652	0.1
500,000	(2)	GS Mortgage Securities Trust 2021-GSA3 E, 2.250%, 12/15/2054	375,672	0.0
1,627,069	(2)	HPLY Trust 2019-HIT E, 2.460%, (US0001M + 2.350%), 11/15/2036	1,601,681	0.1
5,860,000	(1),(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	5,705,610	0.4
1,930,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.270%, (US0001M + 2.160%), 07/15/2036	1,897,312	0.1
1,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,355,747	0.1
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	4,030,208	0.3
1,330,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	1,254,944	0.1
1,360,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	1,239,326	0.1
30,251,603	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.632%, 11/15/2045	847,480	0.1
3,550,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.886%, 01/15/2047	3,478,708	0.2
3,580,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	3,109,539	0.2
734,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	600,348	0.0
5,845,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.655%, 04/15/2047	5,870,808	0.4
46,979,000	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	635,687	0.0
34,428,000	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.377%, 01/15/2048	420,617	0.0
13,000,000	(1),(2)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.586%, 03/10/2049	10,652,147	0.7
9,000,000	(2)	MBRT 2019-MBR G, 3.260%, (US0001M + 2.900%), 11/15/2036	8,877,443	0.6
3,000,000	(2)	MBRT 2019-MBR H1, 4.360%, (US0001M + 4.000%), 11/15/2036	2,962,491	0.2
4,930,763	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 C, 4.500%, 08/15/2045	4,892,506	0.3
11,330,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 G, 4.500%, 08/15/2045	10,897,908	0.7
4,050,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.598%, 11/15/2045	3,904,511	0.3
2,360,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,801,367	0.1
4,880,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	2,810,540	0.2
5,500,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 E, 4.022%, 12/15/2048	5,141,635	0.3
2,130,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	1,987,171	0.1
9,950,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.376%, 10/15/2048	8,998,931	0.6
7,861,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.376%, 10/15/2048	6,560,162	0.4
3,650,000	(2),(4)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	182,500	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,600,000	(2),(4)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	$51,967	0.0
680,158	(2),(4)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	6,797	0.0
1,590,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,391,410	0.1
6,893,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 3.892%, 11/15/2049	3,883,107	0.3
40,753,771	(1),(5)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.308%, 07/15/2052	3,150,568	0.2
6,586,500	(1),(2),(5)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.396%, 07/15/2052	608,159	0.0
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,426,546	0.2
17,726,772	(1),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.779%, 12/15/2050	673,864	0.0
15,555,000	(1),(2),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.492%, 12/15/2050	1,308,169	0.1
4,000,000	(2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 3.852%, (US0001M + 3.750%), 03/25/2050	4,070,093	0.3
2,170,000	(2)	Prima Capital CRE Securitization 2019-7A C Ltd., 3.250%, 12/25/2050	2,166,289	0.1
10,000,000	(2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	9,516,021	0.6
1,919,000	(1),(2)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.246%, 02/27/2051	2,024,946	0.1
3,320,000	(1),(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.728%, 03/15/2037	3,292,088	0.2
17,592,576	(1),(5)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.551%, 04/15/2052	1,506,153	0.1
720,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.461%, 12/10/2045	651,175	0.0
1,231,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.461%, 12/10/2045	862,725	0.1
6,252,262	(1),(5)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.034%, 12/15/2047	150,288	0.0
3,310,000	(1),(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.498%, 09/15/2058	3,345,393	0.2
16,657,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.248%, 09/15/2058	678,213	0.0
16,657,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.248%, 09/15/2058	675,320	0.0
7,025,000	(1),(2)	Wells Fargo Commercial Mortgage Trust 2016-C37 D, 3.193%, 12/15/2049	6,522,998	0.4
32,664,000	(1),(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.582%, 11/15/2049	824,524	0.1
7,605,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	563,856	0.0
33,674,537	(1),(5)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.931%, 10/15/2050	1,354,248	0.1
15,279,487	(1),(5)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.796%, 06/15/2051	688,477	0.0
20,762,250	(1),(5)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.557%, 08/15/2054	2,367,048	0.2
3,680,000	(2),(6)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,476,911	0.2
34,285,272	(1),(2),(5)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.483%, 12/15/2045	276,398	0.0
5,350,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,856,498	0.3
2,020,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,777,231	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
652,108	(1),(2),(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.093%, 03/15/2048	$5,955	0.0
19,090,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.960%, 06/15/2046	15,855,906	1.0
7,140,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.032%, 12/15/2046	7,143,455	0.5
320,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	296,903	0.0
1,250,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	998,538	0.1
2,380,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 5.039%, 03/15/2046	2,210,763	0.1
5,000,000	(1),(2)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.003%, 10/15/2057	4,935,060	0.3
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.311%, 11/15/2047	1,009,662	0.1
2,550,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	2,489,502	0.2
5,198,000	(2)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	4,681,858	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $673,553,407)		665,266,029	43.7

	Total Long-Term Investments
	(Cost $1,484,785,007)		1,475,205,232	96.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Mutual Funds: 2.6%
39,169,000	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $39,169,000)	39,169,000	2.6

	Total Short-Term Investments
	(Cost $39,169,000)	39,169,000	2.6

	Total Investments in Securities (Cost $1,523,954,007)	$1,514,374,232	99.4
	Assets in Excess of Other Liabilities	8,697,375	0.6
	Net Assets	$1,523,071,607	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of December 31, 2021.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2021.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	Rate shown is the 7-day yield as of December 31, 2021.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$367,614,399	$–	$367,614,399
Asset-Backed Securities	–	442,324,804	–	442,324,804
Commercial Mortgage-Backed Securities	–	590,171,825	75,094,204	665,266,029
Short-Term Investments	39,169,000	–	–	39,169,000
Total Investments, at fair value	$39,169,000	$1,400,111,028	$75,094,204	$1,514,374,232
Other Financial Instruments+
Futures	965,677	–	–	965,677
Total Assets	$40,134,677	$1,400,111,028	$75,094,204	$1,515,339,909
Liabilities Table
Other Financial Instruments+
Futures	$(1,818,065)	$–	$–	$(1,818,065)
Total Liabilities	$(1,818,065)	$–	$–	$(1,818,065)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2021, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra 10-Year Note	96	03/22/22	$14,058,000	$19,337
U.S. Treasury Ultra Long Bond	187	03/22/22	36,862,375	749,201
			$50,920,375	$768,538
Short Contracts:
U.S. Treasury 10-Year Note	(350)	03/22/22	(45,664,062)	(526,177)
U.S. Treasury 2-Year Note	(846)	03/31/22	(184,573,406)	132,977
U.S. Treasury 5-Year Note	(2,549)	03/31/22	(308,369,259)	(1,291,888)
U.S. Treasury Long Bond	(11)	03/22/22	(1,764,813)	64,162
			$(540,371,540)	$(1,620,926)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2021:

Investments, at fair value	Fair Value at December 31, 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input***
Commercial Mortgage-Backed Securities	$75,094,204	Market Approach	Recent Comparable Transaction Price(s)	$1.00-$100.00	$1.00-$100.00	Increase	**

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended December 31, 2021:

Commercial Mortgage-Backed Securities
Assets:
Beginning balance at March 31, 2021	$-
Purchases	81,486,266
Sales	-
Total realized gain (loss)	-
Net change in unrealized appreciation (depreciation)****	(6,392,062)
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at December 31, 2021	$75,094,204
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of December 31, 2021****	$(6,392,062)

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at December 31, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

At December 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,526,718,754.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$16,976,619
Gross Unrealized Depreciation	(30,173,529)
Net Unrealized Depreciation	$(13,196,910)